Fair Value of Financial Instruments (Tables)	12 Months Ended
Jul. 31, 2012
Fair Value of Financial Instruments
Schedule of estimated fair values of the liabilities measured on a recurring basis

	Balance at July, 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant derivative liability — Series A and Series C Warrants	$4,850,385	—	—	$4,850,385

Schedule of activity for liabilities measured at estimated fair value using unobservable inputs

Warrant Derivative Liability
Beginning balance at July 31, 2011	$4,850,385

Issuances	—

Adjustments to estimated fair value	(4,192,781)

Re-classification of fair value to equity (see Note 7)	(657,604)

Ending balance at July 31, 2012	$—